Significant Accounting Policies - Leases (Details)	12 Months Ended
Dec. 31, 2021 leaseOption
Minimum
Leases
Number of options to renew for operating leases	1
Number of options to renew for finance leases	1
Maximum
Leases
Operating lease, term (in years)	5 years
Finance lease, term (in years)	5 years